UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21064

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Research Growth Fund

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Financials - 18.6%
Capital Markets - 12.1%
3i Group PLC	46,561	$767,119
The Blackstone Group LP	115,900	1,840,492
Credit Suisse Group	66,381	3,379,981
Janus Capital Group, Inc.	33,000	767,910
Lehman Brothers Holdings, Inc.	81,800	3,078,952
Macquarie Group Ltd.	23,474	1,133,143
Man Group PLC	161,471	1,777,443
Merrill Lynch & Co., Inc.	47,100	1,918,854
MF Global Ltd. (a)	30,900	306,219
Morgan Stanley	11,000	502,700
UBS AG (Swiss Virt-X)	110,741	3,224,563

		18,697,376

Commercial Banks - 1.0%
Banco Itau Holding Financeira SA	33,900	772,589
Banco Santander Central Hispano SA	42,032	837,364

		1,609,953

Diversified Financial Services - 2.3%
Bolsa De Mercadorias E Futuros	25,400	228,856
CME Group, Inc.-Class A	4,836	2,268,568
NYSE Euronext	18,600	1,147,806

		3,645,230

Insurance - 1.9%
American International Group, Inc.	29,100	1,258,575
MBIA, Inc.	57,200	698,984
QBE Insurance Group Ltd.	45,618	933,358

		2,890,917

Thrifts & Mortgage Finance - 1.3%
Federal National Mortgage Association	50,300	1,323,896
Housing Development Finance Corp.	10,921	651,565

		1,975,461

		28,818,937

Information Technology - 14.2%
Communications Equipment - 2.9%
Ciena Corp. (a)	4,300	132,569
Cisco Systems, Inc. (a)	67,596	1,628,388
Juniper Networks, Inc. (a)	20,400	510,000

Nokia OYJ	44,920	1,418,149
Research In Motion Ltd. (a)	7,700	864,171

		4,553,277

Computers & Peripherals - 3.3%
Apple, Inc. (a)	9,100	1,305,850
EMC Corp. (a)	34,771	498,616
Hewlett-Packard Co.	30,100	1,374,366
InnoLux Display Corp.	86,868	232,170
International Business Machines Corp.	14,400	1,658,016

		5,069,018

Electronic Equipment & Instruments - 0.6%
Amphenol Corp.-Class A	8,400	312,900
HON HAI Precision Industry Co. Ltd. (GDR) (b)	15,489	177,428
Tyco Electronics Ltd.	15,100	518,232

		1,008,560

Internet Software & Services - 1.9%
Alibaba.com Ltd. (a)	71,500	148,096
Ebay, Inc. (a)	36,800	1,098,112
Google, Inc.-Class A (a)	3,710	1,634,144

		2,880,352

Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	31,800	620,418
Broadcom Corp.-Class A (a)	19,450	374,802
Intel Corp.	67,600	1,431,768
Linear Technology Corp.	7,800	239,382
MEMC Electronic Materials, Inc. (a)	4,900	347,410
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR)	45,501	467,295
Tokyo Electron Ltd.	7,600	465,803

		3,946,878

Software - 2.9%
Adobe Systems, Inc. (a)	16,008	569,725
Microsoft Corp.	60,500	1,716,990
Nintendo Co. Ltd.	1,500	784,807
Oracle Corp. (a)	23,344	456,608
Salesforce.com, Inc. (a)	8,100	468,747
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	9,900	288,090
VMware, Inc.-Class A (a)	5,500	235,510

		4,520,477

		21,978,562

Industrials - 12.3%
Aerospace & Defense - 3.5%
BAE Systems PLC	200,983	1,938,047
Honeywell International, Inc.	17,300	976,066
Lockheed Martin Corp.	12,400	1,231,320

United Technologies Corp.	18,300	1,259,406

		5,404,839

Air Freight & Logistics - 0.6%
United Parcel Service, Inc.-Class B	11,900	868,938

Construction & Engineering - 0.8%
China Communications Construction Co. Ltd.-Class H	125,000	279,938
Fluor Corp.	6,300	889,308

		1,169,246

Electrical Equipment - 1.4%
ABB Ltd.	32,706	881,498
Emerson Electric Co.	26,300	1,353,398

		2,234,896

Industrial Conglomerates - 2.0%
General Electric Co.	49,380	1,827,554
Siemens AG	11,808	1,290,666

		3,118,220

Machinery - 2.1%
Atlas Copco AB-Class A	49,962	852,512
Caterpillar, Inc.	9,800	767,242
Danaher Corp.	6,190	470,626
Deere & Co.	8,200	659,608
Eaton Corp.	6,000	478,020

		3,228,008

Trading Companies & Distributors - 1.9%
Mitsubishi Corp.	45,400	1,389,059
Mitsui & Co. Ltd.	79,000	1,621,129

		3,010,188

		19,034,335

Consumer Staples - 11.1%
Beverages - 1.0%
Central European Distribution Corp. (a)	2,700	157,113
The Coca-Cola Co.	22,900	1,393,923

		1,551,036

Food & Staples Retailing - 2.8%
Safeway, Inc.	14,700	431,445
Tesco PLC	49,363	372,027
Wal-Mart de Mexico SAB de CV Series V	425,574	1,794,626
Wal-Mart Stores, Inc.	28,300	1,490,844
X 5 Retail Group NV (GDR) (a)(b)	7,279	215,601

		4,304,543

Food Products - 4.9%
Archer-Daniels-Midland Co.	34,300	1,411,788
Bunge Ltd.	16,500	1,433,520
Nestle SA	5,576	2,787,123
WM Wrigley Jr Co.	30,975	1,946,469

		7,578,900

Personal Products - 1.2%
The Estee Lauder Cos, Inc.-Class A	11,500	527,275
L’Oreal SA	8,774	1,113,990
Oriflame Cosmetics SA (SDR)	4,733	314,635

		1,955,900

Tobacco - 1.2%
Altria Group, Inc.	19,800	439,560
ITC Ltd.	76,755	394,896
Philip Morris International, Inc. (a)	19,800	1,001,484

		1,835,940

		17,226,319

Health Care - 10.2%
Biotechnology - 1.8%
Amylin Pharmaceuticals, Inc. (a)	4,200	122,682
Basilea Pharmaceutica (a)	1,347	196,067
Genentech, Inc. (a)	12,410	1,007,444
Gilead Sciences, Inc. (a)	26,900	1,386,157

		2,712,350

Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	9,550	1,358,488
Becton Dickinson & Co.	9,900	849,915
Hologic, Inc. (a)	9,900	550,440
Nobel Biocare Holding AG	2,921	680,242

		3,439,085

Health Care Providers & Services - 1.5%
Aetna, Inc.	28,600	1,203,774
Medco Health Solutions, Inc. (a)	22,400	980,896
WellPoint, Inc. (a)	4,400	194,172

		2,378,842

Pharmaceuticals - 4.7%
Abbott Laboratories	22,700	1,251,905
Allergan, Inc.	7,300	411,647
Eli Lilly & Co.	15,800	815,122
Merck & Co., Inc.	22,900	869,055
Novartis AG	7,564	388,139
Roche Holding AG	8,921	1,681,340
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	38,700	1,787,553

		7,204,761

		15,735,038

Energy - 9.7%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	39,654	2,716,299
Cameron International Corp. (a)	36,400	1,515,696
Technip SA	21,834	1,700,808

		5,932,803

Oil, Gas & Consumable Fuels - 5.8%
Addax Petroleum Corp.	19,580	777,325
China Shenhua Energy Co. Ltd.-Class H	147,500	597,327
EOG Resources, Inc.	31,500	3,780,000
Noble Energy, Inc.	32,820	2,389,296
Petroleo Brasileiro SA (Sponsored) (ADR)	10,100	855,369
Sasol Ltd.	12,648	609,137

		9,008,454

		14,941,257

Materials - 9.6%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	26,200	2,410,400
Monsanto Co.	22,500	2,508,750

		4,919,150

Metals & Mining - 6.4%
Cia Vale do Rio Doce (ADR)	81,600	2,826,624
Cia Vale do Rio Doce (Sponsored) (ADR)	29,800	868,670
Rio Tinto PLC	30,311	3,150,099
Sterlite Industries India Ltd. (ADR) (a)	36,200	645,084
Xstrata PLC	33,603	2,353,579

		9,844,056

		14,763,206

Consumer Discretionary - 6.0%
Auto Components - 0.5%
Denso Corp.	23,400	762,853

Automobiles - 0.4%
Fiat SpA	25,711	595,754

Distributors - 0.3%
Li & Fung Ltd.	110,000	412,038

Diversified Consumer Services - 0.5%
Apollo Group, Inc.-Class A (a)	19,900	859,680

Hotels, Restaurants & Leisure - 0.8%
Ctrip.com International Ltd. (ADR)	7,000	371,140
Wyndham Worldwide Corp.	43,100	891,308

		1,262,448

Household Durables - 0.1%
Garmin Ltd.	3,800	205,238

Media - 0.7%
Eutelsat Communications	3,927	107,320
SES Global (FDR)	2,773	59,015
Viacom, Inc.-Class B (a)	22,700	899,374

		1,065,709

Multiline Retail - 1.3%
Kohl’s Corp. (a)	29,700	1,273,833
Lotte Shopping Co. Ltd.	2,445	743,881

		2,017,714

Specialty Retail - 0.7%
Esprit Holdings Ltd.	12,500	151,679
Lowe’s Cos, Inc.	40,700	933,658

		1,085,337

Textiles Apparel & Luxury Goods - 0.7%
Adidas AG	15,668	1,036,044

		9,302,815

Utilities - 3.6%
Electric Utilities - 0.5%
E.ON AG	3,906	728,509

Independent Power Producers & Energy Traders - 2.7%
Iberdrola Renovables (a)	203,900	1,419,616
International Power PLC	176,029	1,391,843
NTPC Ltd.	270,209	1,336,244

		4,147,703

Multi-Utilities - 0.4%
Veolia Environnement	9,763	681,297

		5,557,509

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	8,100	310,230
Telefonica SA	8,575	246,378
Time Warner Telecom, Inc.-Class A (a)	15,400	238,546
Verizon Communications, Inc.	9,100	331,695

		1,126,849

Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L (ADR)	6,800	433,092
MTN Group Ltd.	15,040	228,630
Turkcell Iletisim Hizmet AS	20,512	169,958
Vimpel-Communications (Sponsored) (ADR)	9,500	283,955
Vodafone Group PLC	157,070	466,876

		1,582,511

		2,709,360

Total Common Stocks (cost $149,140,452)		150,067,338

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
The Bank of New York
1.25%, 4/01/08 (cost $3,294,000)	$3,294	3,294,000

Total Investments - 99.2% (cost $152,434,452)		153,361,338
Other assets less liabilities - 0.8%		1,283,403

Net Assets - 100.0%		$154,644,741

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $393,029 or 0.3% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR FDR GDR SDR	- - - -	American Depositary Receipt Fiduciary Depositary Receipt Global Depositary Receipt Swedish Depositary Receipt

Country Breakdown *

AllianceBernstein Global Research Growth Fund

March 31, 2008 (unaudited)

Summary

53.6%	United States
9.5%	Switzerland
8.0%	United Kingdom
3.6%	Brazil
3.3%	Japan
2.4%	France
2.0%	Germany
2.0%	India
1.6%	Spain
1.5%	Mexico
1.3%	Australia
1.2%	Israel
1.1%	Bermuda
6.8%	Other
2.1%	Short-Term Investments
100.0%	Total Investments

*	All data are as of March 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.1% or less in the following countries: Canada, Cayman Islands, China, Finland, Hong Kong, Italy, Luxembourg, Netherlands, Russia, South Africa, South Korea, Sweden, Taiwan, Turkey.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: May 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: May 23, 2008